Compensation Plans (Schedule Of Outstanding Tandem Stock Appreciation Rights) (Details) - Tandem Stock Appreciation Rights (TSARs) [Member] - Canadian Dollar [Member] - CAD / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, Beginning of Year	20,401	22,512
Granted	1,934	5,271
Exercised - SARs		(1,443)
Exercised - Options		(1)
Forfeited	(2,574)	(4,656)
Expired	(2,392)	(1,282)
Outstanding, Number, End of Year	17,369	20,401
Exercisable, End of Year	9,981	9,951
Outstanding, Weighted Average Exercise Price, Beginning of Year	CAD 22.30	CAD 23.11
Grants, Weighted Average Exercise Price	14.42	20.57
Exercised - SARs, Weighted Average Exercise Price		19.84
Exercised - options, Weighted Average Exercise Price		18.06
Forfeited, Weighted Average Exercise Price	20.89	23.16
Expired, Weighted Average Exercise Price	32.63	29.06
Outstanding, Weighted Average Exercise Price, End of Year	20.21	22.30
Exercisable, End of Year, Weighted Average Exercise Price	CAD 21.71	CAD 25.40